Consolidated Statements of Changes in Equity (Parenthetical) (CAD) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Other comprehensive loss, net of tax	12.9	2.8
Cash dividends declared on preferred stock	1.1000	0.4980
Cash dividends declared on common stock	1.3125	1.1625
Accumulated Other Comprehensive Loss ("AOCL")
Other comprehensive loss, net of tax	12.9	2.8
Retained Earnings
Cash dividends declared on preferred stock	1.1000	0.4980
Cash dividends declared on common stock	1.3125	1.1625